Consortia (partnerships) in E&P activities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consortia Partnerships In Ep Activities
Opening balance	$ 407	$ 364
Additions/(Write-offs) on PP&E	17	(7)
Payments made	(56)
Other income and expenses	62	26
Translation adjustments	32	24
Closing balance	$ 462	$ 407